Related Party Transactions and Balances (Details) - Schedule of material related party transactions - USD ($)		12 Months Ended
		Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature		Purchase of e-bicycles from a related party
Related party transactions		$ (4,538,100)
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature		Interest-free loan to a related party
Related party transactions		$ 856,458
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature		Collection of loan to a related party
Related party transactions		$ (856,458)
Jiangsu Xinzhongtian Suye Co., Ltd [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature		Purchase of e-bicycles, gears and parts from a related party
Related party transactions		$ (851,606)
Jiangsu Xinzhongtian Suye Co., Ltd [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature		Rental fee and utility fee
Related party transactions		$ (63,378)
Jiangsu Xinzhongtian Suye Co., Ltd [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature		Interest-free loan to a related party
Related party transactions		$ 185,566
Jiangsu Xinzhongtian Suye Co., Ltd [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature		Collection of loan to a related party
Related party transactions		$ (186,993)
Jiangsu Yimao Pure Electric Bus Co., Ltd. [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature		Purchase of lithium batteries for battery rental services
Related party transactions				(1,785,821)
Jiangsu Yimao Pure Electric Bus Co., Ltd. [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature		Payment on behalf of Yimao to its supplier
Related party transactions				114,718
Jiangsu Yimao Pure Electric Bus Co., Ltd. [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature		Purchase of battery cells for battery cell trading business
Related party transactions			(5,334,619)
Jiangsu Yimao Pure Electric Bus Co., Ltd. [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature		Purchase of raw materials and finished goods
Related party transactions			(2,428,036)
Henglong Chen [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature	[1]	Interest-free loan to a shareholder*
Related party transactions		$ 377,634	1,857,441	1,292,731
Henglong Chen [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature	[1]	Collection of loan from a shareholder *
Related party transactions		$ (391,116)	(683,880)	(400,619)
Henglong Chen [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature	[1]	Transfer of third-party loans to a related party*
Related party transactions			59,682	542,491
Huiyan Xie [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature		Interest-free loan to a related party
Related party transactions			101,896
Huiyan Xie [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature		Collection of loan from a related party
Related party transactions			(101,896)
Shenzhen Star Asset Management Co., Ltd. [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature		Rental expenses of e-bicycles
Related party transactions			(176,862)	(171,714)
Shenzhen Star Asset Management Co., Ltd. [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature		Disposal of e-bicycles on behalf of a related party
Related party transactions			(291,131)
Shenzhen Star Asset Management Co., Ltd. [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature		Purchase of e-bicycles from a related party
Related party transactions			(873,394)
Jianhui Ye [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature		Interest-free loan from a related party
Related party transactions			(4,374,249)
Jianhui Ye [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature		Repayment of interest-free loan to a related party
Related party transactions		$ 4,289,426
Beijing Weiqi Technology Co., Ltd. [Member]
Related Party Transactions and Balances (Details) - Schedule of material related party transactions [Line Items]
Nature		Sales of e-bicycles to a related party
Related party transactions		$ 107,314

[1]	The interest-free loan made to Henglong Chen, a significant shareholder and former Chairman of the Board of the Company, net of repayment was recognized as a deduction to the Company’s equity, see Note 14d. The loan made to Henglong Chen which was for his personal purpose violated Sarbanes-Oxley Act section 402 due to the lack of internal control in term of related party borrowings, however, the balance as of September 30, 2020 is expected to be collected within half year upon the completion of the Company’s IPO, with the funds from the sales of Henglong Chen’s own real estate property in PRC and financial assets he invested in other institutions.